Condensed Financial Information of Registrant Prudential plc - Profit and Loss Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Profit and Loss Accounts
Profit (loss) before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	$ 2,272	$ (519)	[2],[3]	$ 3,018
Tax credit on profit on ordinary activities		(560)	(478)	[2]	(804)
Profit (loss) attributable to equity holders of the Company		1,701	(1,007)	[2]	(2,042)
Items that may be reclassified subsequently to profit or loss
Total comprehensive (loss) income, attributable to equity holders of the Company		1,585	(1,797)	[3]	(4,006)	[3]
Prudential plc
Profit and Loss Accounts
Investment income, including dividends received from subsidiary undertakings		1,430	800		3,642
Investment expenses and charges		(203)	(207)		(328)
Gain on transfer of debt to Prudential Funding (Asia) PLC		370
Loss on revaluation of Jackson upon demerger					(439)
Corporate expenditure		(47)	(158)		(244)
Foreign currency exchange (losses) gains		(27)	25		11
Profit (loss) before tax (being tax attributable to shareholders' and policyholders' returns)		1,523	460		2,642
Tax credit on profit on ordinary activities		2	5		6
Profit (loss) attributable to equity holders of the Company		1,525	455		2,648
Items that may be reclassified subsequently to profit or loss
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income		8	(125)		273
Total comprehensive (loss) income, attributable to equity holders of the Company		$ 1,533	$ 330		$ 2,921

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders.
[2]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.
[3]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.